Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and equipment, net [Line Items]
Property and equipment, gross	$ 31,336		¥ 105,908		¥ 202,990
Less: Accumulated depreciation	(9,770)		(36,542)		(63,287)
Property and equipment subject to depreciation	21,566		69,366		139,703
Construction in progress	848		2,944		5,487
Property and equipment, net	22,414		72,310		145,190
Depreciation expenses	4,329	¥ 28,041	10,869	¥ 8,764
Computers and equipment [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	13,758		43,961		89,127
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	11,084		¥ 43,684		71,800
Buildings [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	398				2,578
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	2,390		¥ 6,343		15,479
Vehicles [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	24				156
Software [Member]
Property and equipment, net [Line Items]
Property and equipment, gross	$ 3,682		¥ 11,920		23,850
Property and equipment, net					¥ 12,376